INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]

6) INTANGIBLE ASSETS

The following table presents the breakdown of intangible assets at December 31, 2018 and 2019 and respective changes in the year:

	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2018
Cost
Development	4,696	2,081	(777)	-	(4,193)	2,852	431	5,090
Customer base	291,898	-	(411)	-	-	(38,285)	9,725	262,927
Software	158,035	53,035	(676)	5,182	7,618	(30,591)	2,363	194,966
Other intangible assets	65,253	6,091	(1,007)	(820)	2,679	(3,410)	276	69,062
Work in progress	462	927	-	-	244	(544)	-	1,089
Total cost	520,344	62,134	(2,871)	4,362	6,349	(69,979)	12,795	533,134
Accumulated amortization
Development	(691)	(181)	14	-	-	727	(516)	(647)
Customer base	(133,658)	(23,423)	150	-	-	18,461	(4,820)	(143,290)
Software	(93,905)	(28,992)	48	-	-	10,269	(1,265)	(113,845)
Other intangible assets	(37,517)	(6,085)	1,153	-	-	2,998	(708)	(40,159)
Total accumulated amortization	(265,771)	(58,681)	1,365	-	-	32,455	(7,309)	(297,941)
Impairment	(24,469)	(626)	-	-	-	1,104	-	(23,991)
Net intangible assets	230,104	2,827	(1,506)	4,362	6,349	(36,420)	5,486	211,202

	Thousands of U.S. dollars
	Balance at December 31, 2018	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2019
Cost
Development	5,090	184	(41)	(1)	-	(3,213)	434	2,453
Customer base	262,927	-	-	-	-	(5,202)	5,226	262,951
Software	194,966	1,065	(2,771)	507	12,623	(7,371)	2,386	201,405
Other intangible assets	69,062	-	(1,410)	52	-	(6,336)	279	61,647
Work in progress	1,089	-	(25)	(505)	-	(459)	-	100
Total cost	533,134	1,249	(4,247)	53	12,623	(22,581)	8,325	528,556
Accumulated amortization
Development	(647)	(154)	41	-	-	251	(148)	(657)
Customer base	(143,290)	(22,570)	-	(234)	-	2,083	(1,434)	(165,445)
Software	(113,845)	(25,025)	2,212	-	-	2,425	(370)	(134,603)
Other intangible assets	(40,159)	(9,477)	83	181	-	4,705	(223)	(44,890)
Total accumulated amortization	(297,941)	(57,226)	2,336	(53)	-	9,465	(2,175)	(345,594)
Impairment	(23,991)	-	-	-	-	1,070	-	(22,921)
Net intangible assets	211,202	(55,977)	(1,911)	-	12,623	(12,046)	6,150	160,041

“Customer base” represents the fair value, of the intangible assets arising from customer relationships (tacit or explicitly formulated in contracts) with Telefónica Group and with other customers identified in business combination transactions.

Of the total customer base in 2019, the fair value assigned to commercial relationships with Telefónica at the acquisition date amounts to 172,035 thousand U.S. dollars, while the remaining amount relates to other customers.

In terms of geographic distribution, the customer base corresponds to businesses in Brazil (107,102 thousand U.S. dollars), Spain (49,588 thousand U.S. dollars) net of impairment, Mexico (50,213 thousand U.S. dollars), Peru (15,941 thousand U.S. dollars), Colombia (3,080 thousand U.S. dollars), Chile (8,353 thousand U.S. dollars) and Argentina and Uruguay (5,753 thousand U.S. dollars).

In 2018, the additions are mainly related to acquisition by Atento of the rights to software’s use of 38,500 thousand U.S. dollars and development of software’s Visibility and Control, Digital Voice & Operations Systems in Atento Brasil in the amount of 4,600 thousand U.S. dollars.

“Other intangible assets” mainly include payment of loyalty incentives established with customers of the Atento Brasil S.A. and the intangible asset arising from the directory services business in Atento Teleservicios España.

In 2018, was recognized the impairment of 626 thousand U.S. dollars relating to other intangible assets in Spain.